Schedule 1 - Condensed Parent Company Financial Statements (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Debt Maturities of Long-Term Debt

Interest Rate Range	2016	2017	2018	2019	2020	Thereafter
0.00% to 0.99%	$491	$60,489	$488	$491	$487	$2,702
1.00% to 1.99%	1,736	51,584	51,611	1,506	1,457	12,917
2.00% to 2.99%	1,492	1,529	1,571	1,614	1,658	11,303
3.00% to 3.99%	2,500	2,584	2,674	2,621	2,413	404,483
4.00% to 4.99%	11,091	11,100	11,110	50,325	16,536	531,331
5.00% to 5.99%	16,818	25,055	10,716	31,250	23,245	283,899
6.00% to 6.99%	-	9,000	12,964	-	-	31,000
7.00% to 7.99%	408	484	523	566	613	31,168
8.00% to 8.99%	357	482	521	563	610	11,969
9.00% to 9.99%	700	700	5,700	700	2,400	16,900
10.00% to 10.99%	-	-	6,000	-	-	-
Total	$35,593	$163,007	$103,878	$89,636	$49,419	$1,337,672

Aqua America, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Debt Maturities of Long-Term Debt

Year	Debt Maturity
2016	$16,050
2017	26,050
2018	20,800
2019	50,000
2020	28,200
Thereafter	235,300

Short-Term Borrowing Activity

	2015	2014	2013
Balance outstanding at December 31,	$-	$-	$-
Interest rate at December 31,	-	-	-
Average borrowings outstanding	$-	$583	$-
Weighted-average interest rate	-	0.78%	-
Maximum amount outstanding	$-	$7,000	$-